Nature of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended	33 Months Ended
	Jul. 23, 2012	Jun. 28, 2012	Jun. 19, 2012	Jul. 31, 2012	Dec. 31, 2012 Segment item	Dec. 31, 2012	Jul. 03, 2012	Dec. 31, 2011
Nature of Business
Number of operating segments					1
Number of business activities					1
Reverse stock split, conversion ratio			3.50
Number of shares of common stock sold in initial public offering		6,000,000		6,430,183
Common stock issue price (in dollars per share)		$ 13.50
Number of shares of common stock issued on conversion from convertible preferred stock							19,410,490
Number of additional shares under option granted to underwriters to purchase common stock shares at initial public offering price to cover over-allotments	430,183
Proceeds from sale of common stock, net of underwriting discount and commissions	$ 78,000				$ 77,960	$ 77,960
Number of shares of authorized common stock subsequent to filing of amended and restated certificate of incorporation					100,000,000	100,000,000		85,459,770
Number of shares of authorized preferred stock subsequent to filing of amended and restated certificate of incorporation					10,000,000	10,000,000
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001